Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 22,449	$ 11,708	$ 18,733
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	22,102	21,755	21,092
(Release of) provision for doubtful accounts	2,919	61	(458)
Share-based compensation	4,406	3,963	4,084
Amortization	10,115	9,576	7,667
Provision for income taxes	428	(358)	(589)
Loss on sale of vessels, net	5,966	8,682	1,540
Change in fair value of derivatives	1,469	(834)	0
Other non-cash charges	(39)	0	384
Increase / Decrease in:
Trade receivables	48,278	(84,843)	(70,342)
Due from related companies	880	4,382	(12,056)
Inventories	23,231	(49,039)	(8,351)
Prepayments and other current assets	(1,329)	(5,423)	209
Trade payables	(8,642)	43,146	(19,341)
Other payables to related companies	(671)	1,559	(13)
Accrued and other current liabilities	(2,436)	674	2,782
Increase in other non-current assets	(1)	(55)	(6)
Increase in other non-current liabilities	(45)	101	112
Payments for dry-docking	(5,561)	(9,920)	(10,073)
Net cash (used in) provided by operating activities	123,519	(44,865)	(64,626)
Cash flows from investing activities:
Advances for vessels under construction	(2,303)	(22,751)	(59,568)
Advances for vessel acquisitions	0	(453)	(26,576)
Advances for other fixed assets under construction	(62,366)	(29,116)	(11,630)
Purchase of intangible assets	0	(1,500)	0
Business acquisitions, net of cash acquired	0	0	(63,652)
Net proceeds from sale of vessels	8,932	8,474	2,920
Purchase of other fixed assets	(844)	(247)	(10,499)
Decrease in restricted cash	0	4	2
Increase in restricted cash	(1,581)	0	0
Net cash used in investing activities	(58,162)	(45,589)	(169,003)
Cash flows from financing activities:
Proceeds from long-term debt	0	17,273	176,172
Repayment of long-term debt	(26,109)	(77,405)	(116,841)
Repayment of capital lease obligation	(1,267)	(1,238)	(1,225)
Net change in short-term borrowings	(27,482)	142,350	95,103
Repurchases of common stock	(19)	(4,628)	(24,680)
Financing costs paid	(390)	(1,319)	(411)
Proceeds from the issuance of common stock	0	0	147,109
Cost of issuance of common stock	0	0	(8,062)
Dividends paid	(1,860)	(1,864)	(1,878)
Net cash provided by / (used in) financing activities	(57,127)	73,169	265,287
Effect of exchange rate changes on cash and cash equivalents	434	(632)	0
Net increase (decrease) in cash and cash equivalents	8,664	(17,917)	31,658
Cash and cash equivalents at beginning of year	68,582	86,499	54,841
Cash and cash equivalents at end of year	77,246	68,582	86,499
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the year for interest, net of capitalized interest:	20,545	19,037	9,872
Cash paid during the year for income taxes:	$ 7,467	$ 4,093	$ 1,822